UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    JUNE 30, 2007

Check here if Amendment [  ];  Amendment Number: ______
     This Amendment (Check only one.):    [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number: 28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

   Signature                       Place                      Date of Signing
/S/ LLOYD APPEL                NEW YORK, NY                    JULY 18, 2007
---------------                ------------                    -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                        -------------

Form 13F Information Table Entry Total:     4
                                        -------------

Form 13F Information Table Value Total:     1,069
                                        -------------
                                         (Thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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


    COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4    COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                      (000)    SHRS OR  SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS     CUSIP      VALUE    PRN AMT  PRN    CALL  DESCRETION   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

 VODAFONE GROUP PLC      SPONSORED ADR    92857w209    566     16,843  SH              SOLE                  16,843     0      -
 CINCINNATI BELL          COM             171871106     50      8,600  SH              SOLE                   8,600     0      -
 MOTOROLA INC             COM             620076109    398     22,500  SH              SOLE                  22,500     0      -
 NORTEL NETWORKS CORP     COM             656568508     55      2,303  SH              SOLE                   2,303     0      -